Submission	3 Months Ended
Mar. 31, 2026
Submission [Line Items]
Central Index Key	0000937098
Registrant Name	TRINET GROUP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES